Other Non-Current Financial Assets - Additional Information (Detail) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Other NonCurrent Financial assets [Line Items]
Financial loans to related parties			€ 2,219,000		€ 0
Non-current loans and receivables			1,497,000		1,198,000
Repayments of borrowings, classified as financing activities	€ 76,687,000	€ 13,124,000	160,210,000	$ 45	€ 221,029,000	€ 272,851,000
Zegnas director [Member]
Disclosure Of Other NonCurrent Financial assets [Line Items]
Financial loans to related parties			€ 2,200,000
Elah Dufour S.p.A Member [Member]
Disclosure Of Other NonCurrent Financial assets [Line Items]
Proportion of ownership interests held by non-controlling interests			10.00%	10.00%
Tom Ford [Member]
Disclosure Of Other NonCurrent Financial assets [Line Items]
Proportion of ownership interest in associate			15.00%	15.00%
Non-current loans and receivables			€ 45,000,000
Loans and receivables			€ 1,200
Tom Ford [Member] | Bottom of range
Disclosure Of Other NonCurrent Financial assets [Line Items]
Financial loans Receivable ,Interest Rate			3.00%	3.00%
Financial loans Receivable ,Maturity			February 2020	February 2020
Tom Ford [Member] | Top of range
Disclosure Of Other NonCurrent Financial assets [Line Items]
Financial loans Receivable ,Interest Rate			4.00%	4.00%
Financial loans Receivable ,Maturity			2023	2023